Interim Condensed Consolidated Balance Sheets (Parenthetical) - $ / shares		Mar. 31, 2026	Sep. 30, 2025
Common Class A [Member]
Common stock, par value	[1]	$ 0.0001	$ 0.0001
Common stock, shares authorized	[1]	450,000,000	450,000,000
Common stock. shares issued	[1]	8,000,000	5,500,000
Common stock. shares outstanding	[1]	8,000,000	5,500,000
Common Class B [Member]
Common stock, par value	[1]	$ 0.0001	$ 0.0001
Common stock, shares authorized	[1]	50,000,000	50,000,000
Common stock. shares issued	[1]	2,000,000	2,000,000
Common stock. shares outstanding	[1]	2,000,000	2,000,000

[1]	Giving retroactive effect to the issuance of ordinary shares effected.